Employee Retirement Plans and Postretirement Benefits Changes Recognized Pre-tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	$ 919.5	$ 788.6
Amortization of prior service costs (benefit)	(0.3)	2.4
Amortization of net actuarial loss (gain)	(46.6)	(35.4)
Current year actuarial loss (gain)	(42.0)	172.3
Foreign currency exchange rate change	1.7	(8.4)
Accumulated other comprehensive loss (income), at the end of the period	832.3	919.5
Pension
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	927.0	814.2
Amortization of prior service costs (benefit)	(0.6)	(0.6)
Amortization of net actuarial loss (gain)	(46.9)	(36.3)
Current year actuarial loss (gain)	(39.3)	159.7
Foreign currency exchange rate change	2.5	(10.0)
Accumulated other comprehensive loss (income), at the end of the period	842.7	927.0
OPEB
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss (income), at the beginning of the period	(7.5)	(25.6)
Amortization of prior service costs (benefit)	0.3	3.0
Amortization of net actuarial loss (gain)	0.3	0.9
Current year actuarial loss (gain)	(2.7)	12.6
Foreign currency exchange rate change	(0.8)	1.6
Accumulated other comprehensive loss (income), at the end of the period	$ (10.4)	$ (7.5)